DEAR SHAREHOLDER:

We are pleased to present you with this annual report for Centennial California Tax Exempt Trust. For the 12-month reporting period that ended June 30, 2002, the Trust provided a 0.89% compounded annual yield. Without the effects of compounding, the equivalent yield was 0.88%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield of 1.39% with compounding and 1.38% without compounding. As of June 30, 2002, the seven-day annualized yields, with and without compounding, were 0.57% and 0.57%, respectively.(1)

   When the 12-month period began last June, the U.S. economy was struggling to stay afloat, challenging the Federal Reserve Board's ("the Fed") aggressive efforts to boost growth. The Fed continued to cut interest rates sharply--five times during the first half of the reporting period and eleven times in all during 2001. By year's end, the federal funds rate stood at just 1.75%, its lowest level since 1961. Despite this stimulus, the economy continued to decline. The September 11 events accelerated the fall, plunging the economy into recession and ending the longest expansion in U.S. history. Yet the recession was short-lived. Consumers, encouraged by low rates, helped the economy rebound by continuing to spend freely. Many question marks nevertheless remained for investors--especially stock investors--who were anxious about corporate accounting practices and ongoing earnings weakness.

   This anxiety led investors toward high-quality fixed-income securities as an alternative to stocks. In this environment, demand for certain bonds was robust as investors sought perceived safe havens. With low interest rates predominating during the period, yields on fixed-income securities with very short maturities--such as those found in the Trust--were universally low. As a result, it was challenging to identify short-term investments offering both strong credit characteristics and an attractive income stream.

   California's ongoing budget problems worsened during the past 12 months. In addition to managing the aftereffects of last year's energy crisis, the state was particularly hard-hit by the collapse of the technology sector. With many of the world's struggling tech businesses headquartered in the Golden State, the sharp slowdown in demand reduced corporate earnings, and with it, decreased tax revenues. This situation put California's already weakened credit under additional pressure.





1. Compounded yields assume reinvestments of dividends. The Trust's investment strategy, allocations, and focus can change over time.

   Throughout the past 12 months, our primary focus in managing the Trust was to emphasize credit quality in an attempt to maintain a stable $1.00 net asset value for shareholders. We thought this focus was especially important in light of continued economic uncertainty in California. To maximize credit quality, we invested a significant portion of assets in letter of credit (LOC)-backed or insured variable-rate securities. Income payments for LOC and insured debt are guaranteed by a third party and thus carry the highest credit ratings available. Because of the low interest rates prevailing during the reporting period, variable-rate yields were generally less attractive than those for comparable fixed-rate paper. Nevertheless, these investments provided the Trust with added stability--a tradeoff worth making, in our opinion. As of the end of the period, approximately two-thirds of the Trust's assets were invested in variable-rate paper, while the remainder was in fixed-rate securities. Our fixed-rate investments tended toward relatively short maturities and were also generally backed by letters of credit for added security.

   Given California's economic situation, we anticipate making few major changes to the Trust's current defensive orientation. We believe the state's budget will remain under pressure for the foreseeable future. As a result, we plan to continue emphasizing credit quality before yield. Nevertheless, we are always seeking ways to enhance the Trust's income stream. For example, the Trust has been structured so that a portion of its debt will mature during the end of the year's third quarter and early in its fourth quarter. By then, we expect that additional economic data will give us further insight into future interest rate moves--potentially allowing us to take advantage of new opportunities. While we await a more favorable budget environment in California, we will seek to provide Trust shareholders with continued stability along with an attractive yield.

Sincerely,

/s/ James C. Swain                       /s/ John V. Murphy

James C. Swain                           John V. Murphy
CEO and Chairman                         President
Centennial California Tax Exempt Trust   Centennial California Tax Exempt Trust
July 22, 2002



IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. YIELDS WILL FLUCTUATE. AN INVESTMENT IN THE TRUST IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TRUST SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE TRUST.

STATEMENTS OF INVESTMENTS June 30, 2002
Centennial California Tax Exempt Trust


                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--109.1%

CALIFORNIA--109.1%
CA Department of Residential Water RB, Series K1, 1.30%(1) ....................      $  6,800,000     $     6,800,000
CA GOUN, Municipal Securities Trust Receipts, Series JPMC3,
   MBIA Insured, 2%(1) ........................................................         6,200,000           6,200,000
CA HFFAU RB, Series 23, FSA Insured, 1.15%(1) .................................         6,000,000           6,000,000
CA Infrastructure ED RB, Salvation Army West Territory, 1.75%, 8/9/02 .........         1,800,000           1,800,000
CA M-S-R PPA RRB, San Juan Project, Sub. Lien, Series E,
   MBIA Insured, 1.125%(1) ....................................................         6,500,000           6,500,000
CA PCFAU SWD RB, Burrtec Waste Industries, Series A, 1.30%(1) .................         2,500,000           2,500,000
CA PCFAU SWD RR RB, Greenteam of San Jose Project-A, 1.25%(1) .................         4,235,000           4,235,000
CA PCFAU SWD RR RB, Shell Martinez Refining-A, 1.85%(1) .......................         1,400,000           1,400,000
CA SCDAU MH RB, Greentree Sr. Apts. Project-P, 1.20%(1) .......................         7,350,000           7,350,000
CA SCDAU RB, IDV--Fibrebond, Inc., 1.25%(1) ...................................           790,000             790,000
CA SCDAU RB, IDV--Propak California Corp.-B, 1.25%(1) .........................           385,000             385,000
CA University Board of Regents RB, 1.35%, 8/5/02 ..............................         7,500,000           7,500,000
Fremont, CA MH RB,Treetops Apts., Series A, 1.20%(1) ..........................         1,000,000           1,000,000
Lodi, CA EU REF COP, Series A, MBIA Insured, 1.10%(1) .........................         5,000,000           5,000,000
Los Angeles Cnty., CA MTAU Sales Tax RB, AMBAC Insured,
   Series SG54, 1.20%(1) ......................................................         1,000,000           1,000,000
Los Angeles Cnty., CA MTAU Sales Tax RRB, Second Sr. Series A,
   MBIA Insured, 1.10%(1) .....................................................         3,500,000           3,500,000
Los Angeles Cnty., CA Pension Obligation RRB, Series B,
   AMBAC Insured, 1.10%(1) ....................................................         3,550,000           3,550,000
Los Angeles, CA Airport RB, Series SG61, 1.22%(1) .............................         3,000,000           3,000,000
Los Angeles, CA TAN & RAN, 3%, 6/30/03(4) .....................................        15,000,000          15,211,000
Los Angeles, CA USD GOB, ABN AMRO Munitops Certificates,
   Trust 1999-7, MBIA Insured, 1.18%(1,2) .....................................         6,000,000           6,000,000
Los Angeles, CA Wastewater System GOB, ABN AMRO Munitops
   Certificates, Trust 1998-25, FGIC Insured, 1.17%(1) ........................         2,000,000           2,000,000
Oceanside, CA MH RRB, Lakeridge Apts. Project, 1.15%(1) .......................         3,300,000           3,300,000
Orange Cnty., CA Apt. Development RRB, Villas Aliento-E, 1.10%(1) .............         3,000,000           3,000,000
Orange Cnty., CA LTA Sales Tax RB, 1.35%, 10/1/02 .............................        11,200,000          11,200,000
Orange Cnty., CA Special FAU Teeter Plan RB, Series D,
   AMBAC Insured, 1.15%(1) ....................................................         1,400,000           1,400,000
Rancho Mirage, CA Joint Powers FA REF COP, Eisenhower Medical
   Center, Series B, MBIA Insured, 1.18%(1) ...................................         6,900,000           6,900,000
Sacramento Cnty., CA HAU MH RB, Shadowood Apts. Project-Issue A, 1.30%(1) .....         6,000,000           6,000,000
San Bernardino Cnty., CA MH RRB, Somerset Apts.-A, 1.15%(1) ...................         2,495,000           2,495,000
San Diego Cnty., CA Unified Port District RB, Lindberg Field, 1.50%, 8/6/02 ...        12,309,000          12,309,000
San Diego, CA Water Utility Fund Net System GOB, ABN AMRO
   Munitops Certificates, Trust 1998-10, FGIC Insured, 1.18%(1,2) .............         7,000,000           7,000,000

STATEMENTS OF INVESTMENTS June 30, 2002 / Continued
Centennial California Tax Exempt Trust


                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
=====================================================================================================================
CALIFORNIA Continued
Southeast, CA  RR FA Lease RRB, Series A, 1.15%(1) ............................      $  6,200,000        $  6,200,000
Southern CA PPAU RRB, Palo Verde Project, Series B, AMBAC Insured, 1.10%(1) ...         3,000,000           3,000,000
Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 1.20%(1) ...............         3,100,000           3,100,000
University of CA, Multi-purpose RRB, MBIA-IBC Insured, 6.875%, 9/1/02(3) ......        10,860,000          11,174,674
                                                                                                         ------------
TOTAL INVESTMENTS, AT VALUE (COST $168,799,674) ...............................             109.1%        168,799,674
                                                                                                         ------------
LIABILITIES IN EXCESS OF OTHER ASSETS .........................................              (9.1)        (14,146,609)
                                                                                     --------------------------------
NET ASSETS ....................................................................             100.0%       $154,653,065
                                                                                     ================================



To simplify the listings of securities, abbreviations are used per the table below:


CFD--Community Development District            PCFAU--Pollution Control Finance Authority
COP--Certificates of Participation             PPA--Public Power Agency
ED--Economic Development                       PPAU--Public Power Authority
EU--Electric Utilities                         RAN--Revenue Anticipation Nts.
FA--Facilities Authority                       RB--Revenue Bonds
FAU--Finance Authority                         REF--Refunding
GOB--General Obligation Bonds                  RR--Resource Recovery
GOUN--General Obligation Unlimited Nts.        RRB--Revenue Refunding Bonds
HAU--Housing Authority                         SCDAU--Statewide Communities Development Authority
HFFAU--Health Facilities Finance Authority     SPTX--Special Tax
IDV--Industrial Development                    SWD--Solid Waste Disposal
LTA-- Local Transportation Authority/Agency    TAN--Tax Anticipation Nts.
MH--Multifamily Housing                        USD--Unified School District
MTAU--Metropolitan Transportation Authority





FOOTNOTES TO STATEMENTS OF INVESTMENTS

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2002. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,000,000 or 8.41% of the Trust's net assets as of June 30, 2002.
3. Put obligation redeemable at full principal value on the date reported.
4. When-issued security to be delivered and settled after June 30, 2002.





See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2002
Centennial California Tax Exempt Trust


=====================================================================================================================
ASSETS
Investments, at value (cost $168,799,674)--see accompanying statement ........................           $168,799,674
Cash .........................................................................................                401,267
Receivables and other assets:
Shares of beneficial interest sold ...........................................................                901,111
Interest .....................................................................................                579,114
Investments sold .............................................................................                405,000
Other ........................................................................................                  4,833
                                                                                                         ------------
Total assets .................................................................................            171,090,999
                                                                                                         ------------
LIABILITIES
Payables and other liabilities:
Investments purchased on a when-issued basis .................................................             15,211,000
Shares of beneficial interest redeemed .......................................................              1,075,784
Service plan fees ............................................................................                 77,854
Dividends ....................................................................................                 24,552
Shareholder reports ..........................................................................                 17,295
Transfer and shareholder servicing agent fees ................................................                  5,593
Trustees' compensation .......................................................................                    150
Other ........................................................................................                 25,706
                                                                                                         ------------
Total liabilities ............................................................................             16,437,934
                                                                                                         ------------
NET ASSETS ...................................................................................           $154,653,065
                                                                                                         ============
COMPOSITION OF NET ASSETS
Paid-in capital ..............................................................................           $154,653,065
                                                                                                         ------------
NET ASSETS--applicable to 154,636,669 shares of beneficial interest outstanding ..............           $154,653,065
                                                                                                         ============
NET ASSET VALUE, REDEMPTION PRICE PER SHARE
AND OFFERING PRICE PER SHARE .................................................................                  $1.00
                                                                                                                =====




See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 2002
Centennial California Tax Exempt Trust


=====================================================================================================================
INVESTMENT INCOME
Interest .....................................................................................             $2,714,192

EXPENSES
Management fees ..............................................................................                821,435
Service plan fees ............................................................................                324,888
Transfer and shareholder servicing agent fees ................................................                 57,738
Shareholder reports ..........................................................................                 14,758
Custodian fees and expenses ..................................................................                 12,881
Trustees' compensation .......................................................................                  4,665
Other ........................................................................................                 27,880
                                                                                                           ----------
    Total expenses ...........................................................................              1,264,245
Less reduction to custodian expenses .........................................................                 (7,488)
Less voluntary reimbursement of expenses .....................................................                 (6,891)
                                                                                                           ----------
Net expenses .................................................................................              1,249,866
                                                                                                           ----------
NET INVESTMENT INCOME ........................................................................              1,464,326
                                                                                                           ----------
NET REALIZED GAIN ON INVESTMENTS .............................................................                 20,304
                                                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................             $1,484,630
                                                                                                           ==========


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                  YEAR ENDED JUNE 30,
                                                                                         2002                    2001
=====================================================================================================================
OPERATIONS
Net investment income .......................................................    $  1,464,326           $  4,531,257
Net realized gain ...........................................................          20,304                 38,725
                                                                                 ------------------------------------
Net increase in net assets resulting from operations ........................       1,484,630              4,569,982
                                                                                 ------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income ........................................      (1,447,930)            (4,531,257)
Distributions from net realized gain ........................................         (16,396)                    --
                                                                                 ------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net decrease in net assets resulting from beneficial
  interest transactions .....................................................      (2,683,600)            (4,982,869)
                                                                                 ------------------------------------
NET ASSETS
Total decrease ..............................................................      (2,663,296)            (4,944,144)
Beginning of period .........................................................     157,316,361            162,260,505
                                                                                 ------------------------------------
End of period ...............................................................    $154,653,065           $157,316,361
                                                                                 ====================================



See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial California Tax Exempt Trust


                                                                                                    YEAR ENDED JUNE 30,
                                                                     2002       2001        2000       1999        1998
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period ......................        $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
Income from investment operations--net
  investment income and net realized gain .................           .01        .03         .03        .02         .03
Dividends and/or distributions to shareholders:
  Dividends from net investment income ....................          (.01)      (.03)       (.03)      (.02)       (.03)
  Distributions from net realized gain ....................            --(1)     N/A         N/A        N/A         N/A
                                                                 ------------------------------------------------------
Total dividends and/or distributions
  to shareholders .........................................          (.01)      (.03)       (.03)      (.02)       (.01)
                                                                 ------------------------------------------------------
Net asset value, end of period ............................         $1.00      $1.00       $1.00      $1.00       $1.00
                                                                 ======================================================
TOTAL RETURN(2) ...........................................          0.89%      2.74%       2.63%      2.41%       2.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ..................      $154,653   $157,316    $162,261   $155,839    $155,832
Average net assets (in thousands) .........................      $164,278   $166,654    $160,351   $168,272    $160,317
Ratios to average net assets:(3)
Net investment income .....................................          0.89%      2.72%       2.57%      2.38%       2.81%
Expenses ..................................................          0.77%      0.84%       0.83%      0.80%       0.80%(4)
Expenses, net of reduction to custodian expenses
  and/or voluntary reimbursement of expenses ..............          0.77%      0.81%       0.81%      0.78%       0.79%


1. Less than $0.005 per year.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial California Tax Exempt Trust


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

   The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. As of June 30, 2002, the Trust had entered into outstanding net when-issued transactions of $15,211,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

   The Trust adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 2002, amounts have been reclassified to reflect an increase in paid-in capital of

NOTES TO FINANCIAL STATEMENTS Continued
Centennial California Tax Exempt Trust



$16,396. Undistributed net investment income was decreased by the same amount. Net assets of the Trust were unaffected by the reclassifications.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                              YEAR ENDED JUNE 30, 2002                  YEAR ENDED JUNE 30, 2001
                                           SHARES               AMOUNT                SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold .............................    444,501,691        $ 444,501,691            587,490,874        $587,490,874
Dividends and/or
  distributions reinvested .......      1,492,748            1,492,748              4,550,870           4,550,870
Redeemed .........................   (448,678,039)        (448,678,039)          (597,024,613)       (597,024,613)
                                     ----------------------------------------------------------------------------
Net decrease .....................     (2,683,600)       $  (2,683,600)            (4,982,869)       $ (4,982,869)
                                     ============================================================================



================================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year they exceed 0.80% of the Trust's average annual net assets. The Manager reserves the right to amend or terminate that expense assumption at any time. The Trust's management fee for the year ended June 30, 2002 was an annualized rate of 0.50%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Trust. During the year ended June 30, 2002, the Trust paid $8 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

INDEPENDENT AUDITORS' REPORT
Centennial California Tax Exempt Trust


================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF CENTENNIAL CALIFORNIA TAX EXEMPT
TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust, including the statement of investments, as of June 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial California Tax Exempt Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP


Denver, Colorado
July 22, 2002

FEDERAL INCOME TAX INFORMATION (Unaudited)
Centennial California Tax Exempt Trust


================================================================================
In early 2003, shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2002. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

   None of the dividends paid by the Trust during the year ended June 30, 2002 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

   The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
TRUSTEES AND OFFICERS


James C. Swain, Trustee, CEO and Chairman of the Board     Beverly L. Hamilton, Trustee
John V. Murphy, President                                  Robert J. Malone, Trustee
William L. Armstrong, Trustee                              F. William Marshall, Jr., Trustee
Robert G. Avis, Trustee                                    Michael J. Carbuto, Vice President
George C. Bowen, Trustee                                   Robert G. Zack, Vice President and Secretary
Edward L. Cameron, Trustee                                 Brian W. Wixted, Treasurer
Jon S. Fossel, Trustee                                     Katherine P. Feld, Assistant Secretary
Sam Freedman, Trustee                                      Kathleen T. Ives, Assistant Secretary
Richard F. Grabish, Trustee                                Denis R. Molleur, Assistant Secretary




NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                 HELD BY TRUSTEE
===============================================================================================================
TRUSTEES

JAMES C. SWAIN,                Formerly (until January 2, 2002) President and a director of Centennial Asset
Chairman, Chief Executive      Management Corporation, the Trust's Manager; Vice Chairman of OppenheimerFunds,
Officer and Trustee            Inc., of which the Manager is a wholly-owned subsidiary.
(since 1989)
Age: 68

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek
Trustee (since 1999)           Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
Age: 65                        The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
                               (since 1997); Chairman of the following private companies: Great Frontier
                               Insurance (insurance agency) (since 1995) and Ambassador Media Corporation
                               (since 1984); a director of the following public companies: Storage Technology
                               Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc.
                               (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991).

                               Formerly a director of International Family Entertainment (television channel)
                               (1992 - 1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991 - 1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994 - 1999), and Frontier Title (title insurance agency)
                               (1995 - June 1999); and U.S. Senator (January 1979 - January 1991).

ROBERT G. AVIS, Trustee        Formerly (until February 2001) director and President of A.G. Edwards Capital,
(since 1993)                   Inc. (General Partner of private equity funds); formerly (until March 2000)
Age: 71                        Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.;
                               formerly (until March 1999) Vice Chairman and director of A.G. Edwards, Inc. and
                               Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary);
                               (until March 1999) Chairman of A.G. Edwards Trust Company and A.G.E. Asset
                               Management (investment advisor); (until March 2000) a director of A.G. Edwards &
                               Sons and A.G. Edwards Trust Company.





1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, Colorado 80112-3924, except the address for the following officers is 498 Seventh Avenue, New York, New York 10018: Messrs. Murphy, Zack and Molleur, and Ms. Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.

CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                 HELD BY TRUSTEE
===============================================================================================================
GEORGE C. BOWEN,               Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
Trustee (since 1998)           President (since February 1992), Treasurer (since July 1991), Assistant
Age: 65                        Secretary and a director (since December 1991) of the Manager; Senior Vice
                               President (from September 1987) and Treasurer (from March 1985) of
                               OppenheimerFunds, Inc.; Vice President (from June 1983) and Treasurer (since
                               March 1985) of OppenheimerFunds Distributor, Inc.; Vice President (since October
                               1989) and Treasurer (since April 1986) of HarbourView Asset Management
                               Corporation; President, Treasurer and a director of Centennial Capital
                               Corporation (June 1989 - January 1990), a prior investment advisory subsidiary of OppenheimerFunds, Inc.; Vice President and Treasurer (since August 1978) and
                               Secretary (since April 1981) of Shareholder Services, Inc., and Vice President,
                               Treasurer and Secretary of Shareholder Financial Services, Inc. (since November
                               1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998);
                               Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice
                               President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July
                               1996); Chief Executive Officer and director of MultiSource Services, Inc., a broker-dealer subsidiary of OppenheimerFunds, Inc. (since March 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                               (since October 1997), offshore fund management subsidiaries of OppenheimerFunds,
                               Inc.

EDWARD L. CAMERON,             Director of Genetic ID, Inc. and its subsidiaries, a privately held biotech
Trustee (since 1999)           company (since March 2001); a member of The Life Guard of Mount Vernon, George
Age: 63                        Washington's home (since June 2000). Formerly a partner with
                               PricewaterhouseCoopers LLP (an accounting firm) (from 1974 - 1999) and Chairman,
                               Price Waterhouse LLP Global Investment Management Industry Services Group.

JON S. FOSSEL, Trustee         Chairman and Director of Rocky Mountain Elk Foundation, a not-for-profit
(since 1989)                   foundation (since 1998); and a director of P.R. Pharmaceuticals, a privately
Age: 60                        held company (since October 1999) and UNUMProvident (insurance company) (since
                               June 1, 2002).

                               Formerly Mr. Fossel held the following positions: Chairman and a director (until
                               October 1996) and President and Chief Executive Officer (until October 1995) of
                               OppenheimerFunds, Inc.; President, Chief Executive Officer and a director of
                               Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc. (until October 1995).

SAM FREEDMAN, Trustee          Formerly (until October 1994) Mr. Freedman held the following positions:
(since 1996)                   Chairman and Chief Executive Officer of OppenheimerFunds Services (from August
Age: 61                        1980); Chairman, Chief Executive Officer and a director of Shareholder Services,
                               Inc. (from August 1980); Chairman, Chief Executive Officer and director of
                               Shareholder Financial Services, Inc. (from November 1989); Vice President and director of Oppenheimer Acquisition Corp. (from October 1990) and a director of
                               OppenheimerFunds, Inc. (from October 1990).

RICHARD F. GRABISH,            Senior Vice President, Assistant Director of Sales and Marketing since March
Trustee (since 2001)           1997, and Manager of Private Client Services since June 1985 for A.G. Edwards &
Age: 53                        Sons, Inc. (broker/dealer and investment firm). Chairman and Chief Executive
                               Officer of A.G. Edwards Trust Company since March 2001). Director of A.G.
                               Edwards & Sons, Inc. (since March 1988); formerly (until March 1987) President and Vice Chairman of A.G. Edwards Trust Company.

CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                 HELD BY TRUSTEE
===============================================================================================================
BEVERLY L. HAMILTON,           Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)           Investment Fund (open-end investment companies); Director of MML Services, an
Age: 55                        investment company (since April 1987), America Funds Emerging Markets Growth
                               Fund, an investment company (since October 1991), The California Endowment, a philanthropy organization (since April 2002), and Community Hospital of Monterey
                               Peninsula, (since February 2002), a Trustee of Monterey International Studies,
                               an educational organization (since February 2000), and an advisor to Unilever
                               (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the
                               Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                               Formerly, Mrs. Hamilton held the following position: President ARCO Investment
                               Management Company (from February 1991 until April 2000).

ROBERT J. MALONE,              Director of Jones Knowledge, Inc., a privately held company (since 2001),
Trustee (since 2002)           director of U.S. Exploration, Inc. (since 1997), director of Colorado UpLIFT, a
Age: 57                        non-profit organization (since 1986) and a Trustee of the Gallagher Family
                               Foundation (since 2000). Formerly, Mr. Malone held the following positions:
                               Chairman of U.S. Bank (formerly Colorado National Bank) a subsidiary of U.S.
                               Bancorp (from July 1, 1996 until April 1, 1999); Chairman of the Board and Chief
                               Executive Officer of Colorado National Bank (from December 18, 1992 until July
                               1, 1996); director of Commercial Assets, Inc. (from 1993 to 2000).

F. WILLIAM MARSHALL, JR.,      Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)           Investment Fund (open-end investment companies). Formerly (until 1999) Chairman
Age: 60                        of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief Executive
                               Officer and Director of SIS Bankcorp., Inc. and SIS Bank (formerly Springfield
                               Institution for Savings) (1993 - 1999); Executive Vice President (until 1999) of
                               Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive Office of
                               Bank of Ireland First Holdings, Inc. and First New Hampshire Banks (1990 -
                               1993).


OFFICERS

JOHN V. MURPHY,(3)             Director (since November 2001) of the Manager; Chairman, Chief Executive Officer
President                      and director (since June 2001) and President (since September 2000) of
(since 2001)                   OppenheimerFunds, Inc.; President and a director (since July 2001) of
Age: 53                        Oppenheimer Acquisition Corp., OppenheimerFunds, Inc.'s parent holding company and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of
                               OppenheimerFunds, Inc.; a director (since November 2001) of OppenheimerFunds
                               Distributor, Inc., a subsidiary of OppenheimerFunds, Inc. and the Trust's
                               Sub-Distributor; Chairman and a director (since July 2001) of Shareholder
                               Services, Inc., the Trust's Transfer Agent, and of Shareholder Financial
                               Services, Inc., both are transfer agent subsidiaries of OppenheimerFunds, Inc.;
                               President and a director (since July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by OppenheimerFunds, Inc.; a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                               Institutional Asset Management Inc. (since November 2001), HarbourView Asset
                               Management Corporation and OFI Private Investments, Inc. (since July 2002);





3. John V. Murphy is an "interested person" of the Trust (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Trust's Manager, and as a shareholder of its parent company.

CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                 HELD BY TRUSTEE
===============================================================================================================
JOHN V. MURPHY,                President (since November 1, 2001) and a director (since July 2001) of
Continued                      Oppenheimer Real Asset Management, Inc., an investment advisory subsidiary of
                               OppenheimerFunds, Inc.; a director (since November 2001) of Trinity Investment
                               Management Corporation and Tremont Advisers, Inc., investment advisory affiliates of OppenheimerFunds, Inc.; Executive Vice President (since February
                               1997) of Massachusetts Mutual Life Insurance Company, OppenheimerFunds, Inc.'s
                               parent company; a director (since June 1995) of DBL Acquisition Corporation.

                               Formerly Chief Operating Officer (from September 2000 to June 2001) of
                               OppenheimerFunds, Inc.; President and trustee (from November 1999 to November
                               2001) of MML Series Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (from September 1999 to August 2000) of C.M.
                               Life Insurance Company; President, Chief Executive Officer and director (from
                               September 1999 to August 2000) of MML Bay State Life Insurance Company; a
                               director (from June 1989 to June 1998) of Emerald Isle Bancorp and Hibernia
                               Savings Bank, wholly-owned subsidiary of Emerald Isle Bancorp. President and a trustee of 67 other Oppenheimer funds.

MICHAEL J. CARBUTO, Vice       Vice President (since May 1988) of OppenheimerFunds, Inc.; an officer and
President (since 1990)         portfolio manager of other Oppenheimer funds; formerly Vice President of the
Age: 46                        Distributor (May 1988 - September 1999).

ROBERT G. ZACK, Vice           Senior Vice President (since May 1985) and General Counsel (since February 2002)
President and Secretary        of the Manager; General Counsel and a director (since November 2001) of
(since 2001)                   OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
Age: 53                        (since November 2001) of HarbourView Asset Management Corporation; Vice
                               President and a director (since November 2000) of Oppenheimer Partnership
                               Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                               November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                               Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc., General Counsel (since November 2001) of
                               Centennial Asset Management Corporation; a director (since November 2001) of
                               Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                               (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                               (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                               November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                               (November 2001 - February 2002) and Associate General Counsel (May 1981 -
                               October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc.
                               (May 1985 - November 2001), Shareholder Financial Services, Inc. (November 1989
                               - November 2001); OppenheimerFunds International Ltd. and Oppenheimer Millennium
                               Funds plc (October 1997 - November 2001). An officer of 89 portfolios in the
                               OppenheimerFunds complex.

CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                 HELD BY TRUSTEE
===============================================================================================================
BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of OppenheimerFunds,
Treasurer (since 1999)         Inc.; Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Age: 42                        Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                               Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc.,
                               OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
                               Ltd. and Oppenheimer Millennium Funds plc (since May 2000); and OFI
                               Institutional Asset Management, Inc. (since November 2000); Treasurer and Chief
                               Financial Officer (since May 2000) of Oppenheimer Trust Company, a trust company subsidiary of OppenheimerFunds, Inc.; Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April
                               2000); an officer of other Oppenheimer funds; formerly Principal and Chief
                               Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March
                               1995 - March 1999). An officer of 89 portfolios in the OppenheimerFunds complex.

KATHERINE P. FELD,             Vice President and Secretary (since June 1999) of the Manager; Vice President
Assistant Secretary            and Senior Counsel (since July 1999) of OppenheimerFunds, Inc.; Vice President
(since 2001)                   (since June 1990) of OppenheimerFunds Distributor, Inc.; Director, Vice
Age: 44                        President (since 1997) of Oppenheimer Real Asset Management, Inc.; formerly Vice
                               President and Associate Counsel of the OppenheimerFunds, Inc. (June 1990 - July
                               1999). An officer of 85 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,              Vice President and Assistant Counsel (since June 1998) of OppenheimerFunds,
Assistant Secretary            Inc.; Vice President (since 1999) of OppenheimerFunds Distributor, Inc.; Vice
(since 2001)                   President and Assistant Secretary (since 1999) of Shareholder Services, Inc.;
Age: 36                        Assistant Secretary (since December 2001) of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.; formerly Assistant Vice President and
                               Assistant Counsel of OppenheimerFunds, Inc. (August 1997 - June 1998); Assistant
                               Counsel of OppenheimerFunds, Inc. (August 1994 - August 1997). An officer of 85 portfolios in the OppenheimerFunds complex.

DENIS R. MOLLEUR,              Vice President and Senior Counsel of OppenheimerFunds, Inc. (since July 1999);
Assistant Secretary            an officer of other Oppenheimer funds; formerly a Vice President and Associate
(since 2001)                   Counsel of OppenheimerFunds, Inc. (September 1991 - July 1999). An officer of 82
Age: 44                        portfolios in the OppenheimerFunds complex.






THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the OppenheimerFunds complex, except as follows: Mr. Grabish (6 portfolios), and Ms. Hamilton and Mr. Malone (40 portfolios).





16


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





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





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


CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
             INVESTMENT ADVISOR AND DISTRIBUTOR
             Centennial Asset Management Corporation

             TRANSFER AND SHAREHOLDER SERVICING AGENT
             Shareholder Services, Inc.

             INDEPENDENT AUDITORS
             Deloitte & Touche LLP

             LEGAL COUNSEL
             Myer, Swanson, Adams & Wolf, P.C.

             For more complete information about Centennial California Tax Exempt Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at 1.800.525.9310. Please read the prospectus carefully before you invest any money.






             2002 Annual Report




               Centennial
               California
               Tax Exempt
               Trust

               June 30, 2002









RA0180.001.0602     [RECYCLE LOGO OMITTED] Printed on recycled paper